Financial Instruments - Summary of Unrealized Risk Management Positions (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Net Asset (Liability)	$ 46	$ (68)	$ (53)
Power Swap Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Net Asset (Liability)	(6)
Renewable Power Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Net Asset (Liability)	90
Level 2 of fair value hierarchy
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Net Asset (Liability)	(44)	(68)
Level 2 of fair value hierarchy | Commodity price risk
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	93	48
Risk Management Liability	47	116
Risk Management Net Asset (Liability)	46	(68)
Level 2 of fair value hierarchy | Commodity price risk | Crude Oil, Natural Gas, Condensate and Refined Products
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	2	46
Risk Management Liability	40	116
Risk Management Net Asset (Liability)	(38)	(70)
Level 2 of fair value hierarchy | Commodity price risk | Power Swap Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	1	0
Risk Management Liability	7	0
Risk Management Net Asset (Liability)	(6)	0
Level 2 of fair value hierarchy | Commodity price risk | Renewable Power Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	90	0
Risk Management Liability	0	0
Risk Management Net Asset (Liability)	90	0
Level 2 of fair value hierarchy | Currency risk | Exchange Rate Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	0	2
Risk Management Liability	0	0
Risk Management Net Asset (Liability)	$ 0	$ 2